Investments in associates - Disclosure of associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Current assets	$ 335,188	$ 140,429
Current liabilities	109,545	27,935
Revenues	213,630	392,599
Other comprehensive income (loss)	28,625	(17,356)
Comprehensive loss	44,854	(251,551)
Osisko Mining [Member]
Disclosure of associates [line items]
Current assets	326,563	130,495
Non-current assets	486,492	526,926
Current liabilities	43,482	25,833
Non-current liabilities	79,316	68,773
Revenues	0	0
Net loss from continuing operations and net loss	(33,337)	(82,554)
Other comprehensive income (loss)	14,879	(4,453)
Comprehensive loss	(18,458)	(87,007)
Carrying value of investment	95,379	73,967
Fair value of investment	185,087	186,177
Osisko Metals [Member]
Disclosure of associates [line items]
Current assets	1,616	13,166
Non-current assets	91,828	81,337
Current liabilities	3,028	6,139
Non-current liabilities	2,935	3,246
Revenues	0	0
Net loss from continuing operations and net loss	(9,646)	(4,280)
Other comprehensive income (loss)	(9,818)	(327)
Comprehensive loss	(19,464)	(4,607)
Carrying value of investment	14,204	15,389
Fair value of investment	$ 13,696	$ 12,698